TAXES ON INCOME (Schedule of Income Tax Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax expenses:
Current	$ 1,801	$ 1,648	$ 1,489
Deferred	(174)	(39)	13
Income tax expense	1,627	1,609	1,502
Income tax expenses by jurisdiction:
Domestic
Foreign	1,627	1,609	1,502
Income tax expense	$ 1,627	$ 1,609	$ 1,502